PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
Property, Furniture and Equipment

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	375,485	1,146,905	731,678	467,134	571,046	112,161	58,787	3,463,196	3,500,890	3,515,202
Additions	–	3,008	16,056	41,287	93,782	360	167,878	322,371	192,700	107,790
Acquisition of business	–	–	–	364	91	–	–	455	419	–
Transfers	–	–	45,603	10,434	1,192	285	(57,514)	–	–	–
Disposals and others	(48,372)	(9,269)	(13,856)	(33,432)	(51,900)	(5,011)	(51,896)	(213,736)	(230,813)	(122,102)
Balance as of December 31	327,113	1,140,644	779,481	485,787	614,211	107,795	117,255	3,572,286	3,463,196	3,500,890

Accumulated depreciation -
Balance as of January 1	–	725,590	550,001	324,080	492,609	89,818	–	2,182,098	2,192,111	2,140,327
Depreciation of the period	–	22,575	34,658	30,904	35,643	5,328	–	129,108	128,443	140,173
Acquisition of business	–	–	–	–	–	–	–	–	102	–
Disposals and others	–	(3,479)	(13,603)	(27,138)	(47,278)	(4,947)	–	(96,445)	(138,558)	(88,389)
Balance as of December 31	–	744,686	571,056	327,846	480,974	90,199	–	2,214,761	2,182,098	2,192,111

Net carrying amount	327,113	395,958	208,425	157,941	133,237	17,596	117,255	1,357,525	1,281,098	1,308,779